AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD (Tables)	12 Months Ended
Aug. 31, 2012
AGREEMENTS WITH D.N.A. BIOMEDICAL SOLUTIONS LTD [Abstract]
Schedule of Gain on Sale of Investment

Fair value of D.N.A Shares	$581,977
Receivables from D.N.A	450,000
Re-classification of currency translation adjustments	7,930
$1,039,907
Less - net cost of the investment realized	(6,903)
$1,033,004